Expense Example - Invesco Peak Retirement 2065 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	621	2,773	4,647	8,339	252	2,539	4,584	8,432	101	2,415	4,420	8,333	50	2,290	4,250	8,148	50	2,135	3,994	7,812	50	2,135	3,994	7,812